DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2021
DEFINED CONTRIBUTION PLAN

NOTE 10. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The employee benefits were expensed as contribution was made. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such contributions were approximately $0, $0, and $140,149 for the years ended December 31, 2021, 2020, and 2019, respectively.

Freight App Inc [Member]
DEFINED CONTRIBUTION PLAN

NOTE 18 - DEFINED CONTRIBUTION PLAN

The Company has a defined contribution plan covering eligible employees with at least two months of service. The Company fully matches employee contributions up to 3% of total compensation, plus 50% of contributions that exceed that amount up to 5% of total compensation. Total expense for the years ended December 31, 2021 and 2020, was $29,477 and $15,304, respectively.